CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities	¥ 1,824,841	¥ 1,897,714
Non-current liabilities	137,130	169,302
Without recourse | VIE
Current liabilities | ¥	512,496	295,911
Non-current liabilities | ¥	¥ 41,453	¥ 26,158
Class A Ordinary shares
Ordinary shares, shares authorized	1,550,000,000	1,500,000,000
Ordinary shares, shares issued	297,419,878	279,835,705
Ordinary shares, shares outstanding	297,419,878	279,835,705
Class B Ordinary shares
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	18,940,652	19,227,592
Ordinary shares, shares outstanding	18,940,652	19,227,592